Note 4 - Fair Value Measurements	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
4.	FAIR VALUE MEASUREMENTS

Our financial instruments consist of cash and cash equivalents, receivables, payables and debt instruments. We believe that the carrying values of these instruments, other than our long-term debt to affiliates, on the accompanying consolidated balance sheets approximate their fair values.

As of December 31, 2014, we believe the carrying value of our floating-rate debt outstanding under our $775 million term loan approximates its fair value because the term includes short-term interest rates and excludes penalties for prepayment. We estimated the fair value of our floating-rate term loan using significant other observable inputs, representative of a Level 2 fair value measurement, including terms and credit spreads for this loan.

During 2014, goodwill with a carrying amount of $202.7 million in the U.S. and Australia was written down to its IFV of zero, resulting in an impairment charge of $202.7 million. Our estimate of IFV requires us to use significant unobservable inputs, representative of Level 3 fair value measurements, including numerous assumptions with respect to future circumstances, such as future oil, coal and natural gas prices, anticipated spending by our customers, and the cost of capital industry and/or local market conditions that might directly impact each of the reporting units’ operations in the future, and are therefore uncertain. Please see Note 2 – Summary of Significant Accounting Policies – Goodwill and Other Intangible Assets for further discussion of the significant judgments and assumptions used in calculating the IFV.

Also during 2014, certain long-lived assets were written down to their fair value, resulting in an impairment charge of $78.8 million. Our estimate of their fair value requires us to use significant unobservable inputs, representative of Level 3 fair value measurements, including numerous assumptions with respect to future circumstances, such as future oil, coal and natural gas prices, anticipated spending by our customers, and the cost of capital industry and/or local market conditions that might directly impact each of the asset groups’ operations in the future, and are therefore uncertain. Please see Note 2 – Summary of Significant Accounting Policies – Impairment of Long-Lived Assets for further discussion of the significant judgments and assumptions used in calculating their fair value.

Finally, during 2014, certain indefinite-lived intangible assets were written down to their fair value, resulting in an impairment charge of $9.0 million. Our estimate of their fair value requires us to use significant unobservable inputs, representative of Level 3 fair value measurements, including numerous assumptions with respect to future circumstances, such as future oil, coal and natural gas prices, anticipated spending by our customers, and the cost of capital industry and/or local market conditions that might directly impact the value in the future, and are therefore uncertain. Please see Note 2 – Summary of Significant Accounting Policies – Goodwill and Other Intangible Assets for further discussion.